CURRENT AND DEFERRED TAXES (Details 5) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Recognised through other comprehensive income	$ 1,231	$ 1,276
Recognised through profit or loss	396,284	369,814
Total deferred tax assets	397,515	371,091
Deferred tax liabilities
Recognised through other comprehensive income	(5,687)	(841)
Recognised through profit or loss	(9,783)	(8,830)
Total deferred tax liabilities	$ (15,470)	$ (9,663)